COMMITMENTS AND CONTINGENCIES	6 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

(a) Commitments

As of September 30, 2024 and March 31,2025, the Group did not have commitments contracted but not yet reflected in the consolidated financial statements.

(b) Contingencies

The Group is subject to periodic legal or administrative proceeding in the ordinary course of business. The Group does not have any pending legal or administrative proceeding to which the Group is a party that will have a material effect on its business or financial condition.